EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2022
EVENTS AFTER THE REPORTING PERIOD

NOTE 34 — EVENTS AFTER THE REPORTING PERIOD

Convertible Debt Obligations

Subsequent to December 31, 2022 and prior to the issuance of these financial statements, convertible debt obligations consisting of $5.9 million of principal and accrued interest were converted into 17.3 million shares of Genius Group Ltd pursuant to conversion offers extended by the Company. On March 29, 2023, the Company and Ayrton Capital amended the convertible debt agreement as follows:

●	The Company will make the remainder of monthly payments it owes on the $18.0 million convertible note in cash over time, to ensure no further dilution of shares. As such, the Company will not be subject to any future installment-related accelerations at a variable price from the note, unless consented to by the Company.

●	The Company will deliver to Ayrton Capital, 13.0 million ordinary shares relating to the redemption of convertible notes due for the period from January 2023 to March 2023.

●	Ayrton Capital released the remaining restricted cash held in deposit to the Company during April 2023.

On July 26, 2023, Genius Group Ltd. (the “Company”) executed and delivered a bridge note with an accredited investor in the face amount of $3.2 million, which has a $200,000 original issue discount. Pursuant to the bridge note, $1,000,000 shall be delivered to a bank account identified by the Company upon closing and the Company shall keep $2,000,000 of the Loan Proceeds on deposit in a blocked account subject to an account control agreement with the investor. The proceeds held in the blocked account may be released at the investor’s discretion on each of August 24, 2023 and September 24, 2023. The maturity date of the bridge note is the earlier of November 24, 2023 and the date of entry into definitive documentation or funding of a Subsequent Financing. Simultaneously with the execution of the bride note, the Company’s entered into an amendment agreement with investor with respect to the original note with the accredited investor issued on August 26, 2022, and due February 26, 2025 (“Note”) was reverted to its original terms prior to the amendments previously announced on March 28, 2023, with certain modifications permitting the Company to consummate its previously announced spin off and future financings pursuant to a registration statement to be filed in conjunction therewith. The investor and the Company agree to that the investor may accelerate monthly installment payments under the Note with respect to current and future monthly installments in accordance with Section 8(e) of the Note, provided that Holder agrees that it will no longer accelerate any Installment Amount pursuant to Section 8(e) of the Note as amended by this Amendment following the earlier to occur of (A) the date that the Company consummates a public offering of its Ordinary Shares, or units comprised of Ordinary Shares and warrants to purchase its Ordinary Shares, which results in aggregate Net Proceeds to the Company equal to at least 130% of the sum of (x) the entire outstanding Conversion Amount of the Notes and (y) the entire outstanding principal balance of the Bridge Loan (such sum of (x) and (y), the “Aggregate Debt”) measured as of the Trading Day prior to the consummation of such public offering and (B) such time that the Aggregate Debt is less than $4,000,000 (all capitalized terms used and not defined herein are used as defined in the Note).

Entrepreneur Resorts Ltd Proposed Spinoff

Subsequent to December 31, 2022, and prior to the issuance of these financial statements, shareholders have passed the resolution to authorize the spinoff of its subsidiary Entrepreneur Resorts Ltd (ERL) and adoption of new Company constitution. ERL is a public listed company on the Seychelles MERJ Stock Exchange, with 95% of outstanding shares owned by Genius Group.

Shareholders Resolution for Share Consolidation and Share Buyback

Subsequent to December 31, 2022, and prior to the issuance of these financial statements, shareholders have passed the resolution to authorize board to execute a share repurchase mandate and to execute a share consolidation as they deem fit.